N-4	Mar. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Mar. 27, 2026
Amendment Flag	false
Monument Advisor NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the funds approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Aquiring Fund 1"), as well as Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Acquiring Fund" 2). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor NY | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Monument Advisor NY | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Monument Advisor Select NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the funds approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Aquiring Fund 1"), as well as Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Acquiring Fund" 2). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Select NY | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Monument Advisor Select NY | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%